Cover	Apr. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Document Period End Date	Apr. 05, 2022
Entity Registrant Name	Icon Media Holdings, Inc.
Entity Central Index Key	0001115911
Entity Tax Identification Number	88-0404114
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	187 E WARM SPRINGS ROAD
Entity Address, Address Line Two	SUITE B
Entity Address, City or Town	LAS VEGAS
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false